Seller / Servicer Loan Number	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Open Credit Exception(s)	Closed Credit Exception(s)	Final Compliance Event	Open Compliance Exception(s)	Closed Compliance Exception(s)	Subject to Predatory Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance
22569081	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The final 1003 is missing.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The GFE is missing from the loan file.

*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3
COMMENT:   The initial escrow disclosure is missing.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The appraisal is missing from the loan file.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The Notice of Servicing Transfer is missing.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The right of rescission is missing.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The 1008 is missing.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.
							XXX	*** (OPEN) ComplianceEase TILA Test Failed - EV 2 COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
23597153	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing a loan application.

*** (OPEN) Final Application is missing - EV 3
COMMENT:   The loan file is missing a final and initial application.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing a GFE.

*** (OPEN) Initial Escrow Acct Disclosure missing; loan has escrows - EV 3
COMMENT:   The loan file is missing an initial escrow account disclosure.

*** (OPEN) MI, FHA or MIC missing and required - EV 3
COMMENT:   The loan file is missing the MI certificate as the HUD-1 reflects an MI premium.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing an appraisal.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing a servicing disclosure statement.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan file is missing a right of rescission.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing a 1008.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.
							XXX	*** (OPEN) ComplianceEase TILA Test Failed - EV 2 COMMENT: The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.		No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
258261	XXXXXX	XXXXXX	XXX	XXX	*** (OPEN) Special information booklet is Missing - EV 3 COMMENT: The loan is missing the Buying Your Home: Settlement Costs and Helpful Information booklet for purchases.		XXX
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
278565	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file did not contain the initial 1003.

*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the initial XXX loan program disclosure with ppp.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the servicing disclosure.

*** (OPEN) Prepayment Rider Missing - EV 3
COMMENT:   The loan file did not contain the prepayment rider to the mortgage.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file did not contain the 1008.
							XXX			No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
33762381	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the loan program disclosure; loan was NegAm XXX .

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The Servicing Disclosure is missing from the loan file.

*** (OPEN) Mortgage - Missing required XXX Rider - EV 2
COMMENT:   The following referenced  Rider is missing:  XXX Rider
XXX
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of XXX% percent of the face amount of the note or $XXX%, whichever is greater. The loan data finance charge is $XXX and the comparison data is $XXX for a $XXX overage. The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431045	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The application is missing from the loan file.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Good Faith Estimate.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the Appraisal

*** (OPEN) Mortgage missing / unexecuted - EV 3
COMMENT:   The loan file is missing the Mortgage

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loan file is missing the Servicing Disclosure

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing the 1008

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile.
XXX
*** (OPEN) ComplianceEase State Regulations Test Failed - EV 2
COMMENT:   The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431047	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the application.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The Appraisal is missing from the loa file .

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The loa file is missing the Notice of Sevicing Transfer.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file is missing the 1008.
XXX
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA right of rescission test. The funding date is before the third business day following consummation. The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431072	XXXXXX	XXXXXX	XXX	XXX	*** (OPEN) Application Missing - EV 3 COMMENT: Application is missing from file.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: HUD is missing from file.	XXX			No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431094	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file did not include the initial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan file did not include the final 1003.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file did not include the appraisal.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan file did not include the 1008 and loan approval.
XXX
*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) - EV 3
COMMENT:   The loan file did not contain the CHXXX Booklet and loan was XXX.

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431098	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial 1003.

*** (OPEN) Final 1003 is Missing - EV 3
COMMENT:   The loan is missing the final 1003.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The loan is missing the 1008 and loan approval.
XXX
*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) - EV 3
COMMENT:   The loan file did not contain the CHXXX Booklet and loan was XXX.

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431099	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The application is missing from the loan file.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The Servicing Disclosure is missing from the loan file.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The 1008 is missing from the loan file.
XXX
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date. The statute of limitations has expired; downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431108	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The application is missing from the loan file.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The Servicing Disclosure is missing from the loan file.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The 1008 is missing from the loan file
XXX
*** (OPEN) ComplianceEase TILA Test Failed - EV 3
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan data indicates $XXX whereas the comparison data is $XXX resulting in a under disclosed amount of $XXX The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431111	XXXXXX	XXXXXX	XXX	XXX	*** (OPEN) Transmittal (1008) is Missing - EV 3 COMMENT: The 1008 is missing from the loan file. *** (OPEN) Application Missing - EV 2 COMMENT: The application is missing from the loan file.		XXX			No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431123	XXXXXX	XXXXXX	XXX	XXX	*** (OPEN) Application Missing - EV 3 COMMENT: The initial 1003 is missing. Unable to determine if early disclosures were provided within XXX business days from the application date		XXX
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   The loan failed the Right of Rescission test. The funding date is before the third business day following consummation.  The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last. Consummation took place on XX/XX/XXXX. Because a funding date is not provided, funding used for testing is XX/XX/XXXX.  The defect can be cured by providing the true funding date. Statute of limitation has expired. Downgraded based on customer's profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431155	XXXXXX	XXXXXX	XXX	XXX			XXX
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431157	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Good Faith Estimate missing or unexecuted - EV 3
COMMENT:   The Good faith Estimate is missing fron the loan file.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 3
COMMENT:   The Servicing Disclosure is missing from the loan file.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   ROR is missing from the loan file.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The 1008 is missing from the loan file.
XXX
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan data indicates $XXX whereas the comparison data is $XXX resulting in a under disclosed amount of $XXX The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431159	XXXXXX	XXXXXX	XXX	XXX			XXX
*** (OPEN) ComplianceEase TILA Test Failed - EV 3
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The loan data indicates $XXX whereas the comparison data is $XXX resulting in a under disclosed amount of $XXX. The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431161	XXXXXX	XXXXXX	XXX	XXX	*** (OPEN) Mortgage - Missing required XXX Rider - EV 3 COMMENT: The note shows XXX and the loan file is missing the XXX rider to the mortgage.		XXX
*** (OPEN) ComplianceEase State Regulations Test Failed - EV 3
COMMENT:   This loan failed the prepayment term test in MD. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located. The loan data prepayment term is XXX months and the comparison data is XXX months for a XXX month overage. XXX expired XX/XX/XXXX.

*** (OPEN) Consumer Handbook on Adjustable Rate Mortgages (CHXXX Booklet) - EV 3
COMMENT:   The loan file did not contain the CHXXX Booklet and loan was XXX.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431371	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The application is missing from the loan file.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The Appraisal is missing from the loan.

*** (OPEN) Transmittal (1008) is Missing - EV 3
COMMENT:   The 1008 is missing from the loan file.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan file is missing the Good Faith Estimate. Statute of limitation has expired. Downgraded based on client's profile.
						*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The loan file did not include the HUD-I Settlement Statement.	XXX
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. The statute of limitation has expired. Downgraded based on clitent's profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
39431384	XXXXXX	XXXXXX	XXX	XXX			XXX
*** (OPEN) Missing TRID RESPA Disclosures - EV 2
COMMENT:   The initial 1003 is missing. Unable to determine if the following were disclosed within XXX business days from the application date (where applicable): Initial LE, Service Provider List,  XXX Loan Program Disclosure, CHXXX Booklet, Home Loan Toolkit, Homeownership Counseling Disclosure.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
43785902	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan file is missing the Application.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The loan file is missing the Appraisal.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
XXX
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
43785922	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Loan program disclosure missing or unexecuted - EV 3
COMMENT:   The loan file did not contain the loan program disclosure; loan was XXX.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The loan is missing the GFE of closing costs.  The statute of limitations has expired downgraded based on Client Compliance Profile.
XXX
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
43785947	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) MI, FHA or MIC missing and required - EV 3
COMMENT:   The file provided is missing MI cert.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The file provided does not contain title.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.
XXX
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
43785955	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
							XXX			No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
43785984	XXXXXX	XXXXXX	XXX	XXX	*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2 COMMENT: The loan is missing the GFE of closing costs. The statute of limitations has expired downgraded based on Client Compliance Profile.		XXX			No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
43786027	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The file did not contain the application.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The file does not contain the HUD

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The file is missing the appraisal.

*** (OPEN) Missing Title evidence - EV 3
COMMENT:   The file did not contain the title evidence.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
XXX
*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	No		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
43786070	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The application is missing from the loan file.

*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD-I Settlement Statement.

*** (OPEN) Missing Appraisal - EV 3
COMMENT:   The Appraisal is missing from the loan file.

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL.  The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The Good Faith Estimate is missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The loan file is missing the Servicing Disclosure. The statute of limitations has expired; downgraded based on Client Compliance Profile.
							XXX			No	No		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
43786101	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) HUD-1 Closing Statement missing or unsigned - EV 3
COMMENT:   The loan file did not include the HUD

*** (OPEN) Final TIL Missing or Not Executed - EV 2
COMMENT:   The loan file is missing a TIL. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
							XXX			No	No		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
43786106	XXXXXX	XXXXXX	XXX	XXX
*** (OPEN) Application Missing - EV 3
COMMENT:   The loan is missing the initial application.

*** (OPEN) Right of Rescission missing or unexecuted - EV 3
COMMENT:   The loan is missing the refinance 3 day right to cancel.

*** (OPEN) Good Faith Estimate missing or unexecuted - EV 2
COMMENT:   The GFE was missing from the loan file. The statute of limitations has expired; downgraded based on Client Compliance Profile.

*** (OPEN) Notice of Servicing Transfer missing or unexecuted - EV 2
COMMENT:   The Servicing Transfer Disclosure is missing. The statute of limitations has expired downgraded based on Client Compliance Profile.
XXX
*** (OPEN) ComplianceEase TILA Test Failed - EV 2
COMMENT:   This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate because it is understated by more than $XXX. This loan failed the TILA rescission finance charge test.( 12 CFR §1026.23(g)(1) , transferred from 12 CFR §226.23(g)(1) ) The finance charge is $XXX. The disclosed finance charge of $XXX is not considered accurate for purposes of rescission because it is understated by more than 1/2 of XXX% percent of the face amount of the note or $XXX, whichever is greater.  The TILA Finance Charge Test indicates loan data value of $XXX whereas the comparison data value is $XXX under estimated by $XXX  This loan also failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) ) The annual percentage rate (APR) is XXX%. The disclosed APR of XXX% is not considered accurate because it is more than 1/8 of XXX% percentage point above or below the APR as determined in accordance with the actuarial method. The statute of limitations has expired downgraded based on Client Compliance Profile.

*** (OPEN) Missing initial TIL disclosure - EV 2
COMMENT:   The loan is missing the initial TIL and unable to test for timing of disclosure date.  The statute of limitations has expired downgraded based on Client Compliance Profile.
										No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX
8057168	XXXXXX	XXXXXX	XXX	XXX	*** (OPEN) Missing Appraisal - EV 3 COMMENT: The Appraisal is missing from the loan file.		XXX			No	Yes		XXXXXXX	XX/XX/XXXX	XXXXXX	XXXXXX	XXXXXXXXXX	$XXX	$XXX